Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash, cash equivalents and restricted cash [Abstract]
Schedule of cash, cash equivalents and restricted cash
	As of December 31,
	2022	2021
Cash and cash equivalents	16,599,897	8,839,402
Restricted cash	44,398,144	110,925
	60,998,041	8,950,327